CONTINGENT LIABILITIES AND COMMITMENTS (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis of car rental [line items]
Minimum rent to be paid for lease agreements	$ 46
2019
Disclosure of maturity analysis of car rental [line items]
Minimum rent to be paid for lease agreements	32
2020
Disclosure of maturity analysis of car rental [line items]
Minimum rent to be paid for lease agreements	$ 14